Vessels, net	12 Months Ended
Dec. 31, 2020
Vessels, net [Abstract]
Vessels, net
5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance September 30, 2018	$7,549,281	$(478,877)	$7,070,404
—Period depreciation	—	(75,054)	(75,054)
Balance December 31, 2018	$7,549,281	$(553,931)	$6,995,350
— Acquisitions	17,260,780	—	17,260,780
—Yearly depreciation	—	(556,101)	(556,101)
Balance December 31, 2019	$24,810,061	$(1,110,032)	$23,700,029
— Acquisitions and other improvements to fleet vessels	36,096,033	—	36,096,033
—Yearly depreciation	—	(1,750,434)	(1,750,434)
Balance December 31, 2020	60,906,094	(2,860,466)	58,045,628

Vessel Acquisitions and other Capital Expenditures:

On August 8, 2020, pursuant to an agreement entered into on June 30, 2020 with an unaffiliated third party, the Company took delivery of its fourth Panamax dry bulk carrier vessel, the Magic Rainbow, which it acquired for a cash consideration of $7.85 million, excluding acquisition costs.

On October 9, 2020, pursuant to an agreement entered into on July 28, 2020 with an unaffiliated third party, the Company took delivery of its fifth Panamax dry bulk carrier vessel, the Magic Horizon, which it acquired for a cash consideration of $12.75 million, excluding acquisition costs.

On October 15, 2020, pursuant to an agreement entered into on September 28, 2020 with an unaffiliated third party, the Company took delivery of its sixth Panamax dry bulk carrier vessel, the Magic Nova, which it acquired for a cash consideration of $13.86 million, excluding acquisition costs.

During the year ended December 31, 2020, the Company completed the partial installation on the Magic P and the complete installation on the Magic Sun of a ballast water management system (“BWMS”) for which it incurred aggregated capitalized expenditures amounting approximately to $1.0 million (Note 9(a)).

As of December 31, 2020, three out of the six vessels in the Company’s fleet having an aggregate carrying value of $23,393,835 were first priority mortgaged as collateral to their loan facilities (Note 6).